Interest and Other Income - Schedule of Interest and Other Income Expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Interest and Other Income - Schedule of Interest and Other Income Expense (Details) [Line Items]
Interest income	$ 65,996	$ 63,838	$ 23,564
Other income (expense)	(42,682)	2,694	(88)
Interest and other income	$ 23,314	$ 66,532	$ 23,476